UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON June 30, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON December 31, 2011.

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment           [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: CHARLES R. MATHYS
Title: CHIEF COMPLIANCE OFFICER
Phone: (312)525-6452

Signature, Place, and Date of Signing:

/s/ CHARLES R. MATHYS, CHICAGO, IL   February 10, 2012

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  6
Form 13F Information Table Value Total:  $243789
					 (x1000))

List of Other Included Managers:  None


NAME OF    TITLE CUSIP     VALUE    SHRS       SH PUT  INVEST  OT VOTING AUTHOR
ISSUER     OF              (x       OR         /  /    MENT    H  SOLE       S N
           CLASS           $1000)   PRN        PR CALL DISCRE  M             H O
                                    AMT        N       TION    GR            A N
BJS WHO    COM   05548J106 2518     50000      SH      DEFINED 01 50000      0 0
DOLLAR     COM   256743105 31604    428589     SH      DEFINED 01 428589     0 0
LUBRIZOL   COM   549271104 33490    250000     SH CALL DEFINED 01 250000     0 0
LUBRIZOL   COM   549271104 103377   769921     SH      DEFINED 01 769921     0 0
NATIONAL   COM   637640103 52374    2128179    SH      DEFINED 01 2128179    0 0
TIMBERLAND CLA   887100105 20426    475350     SH      DEFINED 01 475350     0 0